MD&A - Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.20	31.12.19[1]
Total IFRS equity	59,765	54,675
Equity attributable to non-controlling interests	(319)	(174)
Defined benefit plans, net of tax	(41)	(9)
Deferred tax assets recognized for tax loss carry-forwards	(5,617)	(6,121)
Deferred tax assets on temporary differences, excess over threshold	(5)	(235)
Goodwill, net of tax[2]	(6,319)	(6,178)
Intangible assets, net of tax	(296)	(195)
Compensation-related components (not recognized in net profit)	(1,349)	(1,717)
Expected losses on advanced internal ratings-based portfolio less provisions	(330)	(495)
Unrealized (gains) / losses from cash flow hedges, net of tax	(2,321)	(1,260)
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date	382	93
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(45)	(46)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(152)	(32)
Prudential valuation adjustments	(150)	(104)
Accruals for dividends to shareholders	(1,314)	(2,628)
Capital reserve for potential share repurchases	(2,000)
Other	0	(40)
Total common equity tier 1 capital	39,890	35,535
1 Refer to the “Accounting and financial reporting” and “Consolidated financial statements” sections of this report for information on the restatement of comparative information, where applicable. 2 Includes goodwill related to significant investments in financial institutions of USD 413 million as of 31 December 2020 (31 December 2019: USD 178 million) presented on the balance sheet line Investments in associates.

UBS AG
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
	As of 31.12.20
USD million	UBS Group AG(consolidated)	UBS AG(consolidated)	Difference
Total IFRS equity	59,765	58,073	1,691
Equity attributable to non-controlling interests	(319)	(319)	0
Defined benefit plans, net of tax	(41)	(41)	0
Deferred tax assets recognized for tax loss carry-forwards	(5,617)	(5,617)	0
Deferred tax assets on temporary differences, excess over threshold	(5)	(126)	121
Goodwill, net of tax	(6,319)	(6,319)	0
Intangible assets, net of tax	(296)	(296)	0
Compensation-related components (not recognized in net profit)	(1,349)	0	(1,349)
Expected losses on advanced internal ratings-based portfolio less provisions	(330)	(330)	0
Unrealized (gains) / losses from cash flow hedges, net of tax	(2,321)	(2,321)	0
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date	382	382	0
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(45)	(45)	0
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(152)	(152)	0
Prudential valuation adjustments	(150)	(150)	0
Accruals for dividends to shareholders	(1,314)	(4,539)	3,225
Capital reserve for potential share repurchases	(2,000)	0	(2,000)
Other	0	(20)	20
Total common equity tier 1 capital	39,890	38,181	1,709